ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3.      ACCOUNTS RECEIVABLE

	2010	2011
	RMB	RMB
Accounts receivable	35,351	45,730
Less: Allowance for doubtful accounts	(1,965)	(2,022)
	33,386	43,708

The movement of allowance for doubtful accounts is analyzed as follows:

	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of period	2,783	2,620	1,965
Additions	1,075	—	801
Reversals	—	(28)	—
Write-offs	(1,238)	(627)	(744)
Balance at end of period	2,620	1,965	2,022